Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Gross revenue	$ 2,805,839,000	$ 2,595,777,000	$ 2,402,321,000
Reimbursable expenses	0	0	(643,882,000)
Total revenue	2,805,839,000	2,595,777,000	1,758,439,000
Costs and expenses:
Selling, general and administrative	336,748,000	325,794,000	323,741,000
Depreciation and amortization	61,550,000	65,916,000	61,297,000
Restructuring (Note 14)	0	12,490,000	7,753,000
Total costs and expenses	2,372,433,000	2,222,420,000	1,420,101,000
Income from operations	433,406,000	373,357,000	338,338,000
Interest income	6,859,000	4,759,000	2,346,000
Interest expense	(13,276,000)	(13,502,000)	(12,627,000)
Income before income taxes expense	426,989,000	364,614,000	328,057,000
Income tax expense (Note 13)	(51,133,000)	(41,958,000)	(46,569,000)
Net Income	375,856,000	322,656,000	281,488,000
Net income attributable to noncontrolling interest	(1,870,000)	0	0
Net income attributable to the Group	$ 373,986,000	$ 322,656,000	$ 281,488,000
Net income per Ordinary Share attributable to the Group (Note 26):
Basic (dollars per share)	$ 6.85	$ 5.96	$ 5.20
Diluted (dollars per share)	$ 6.79	$ 5.89	$ 5.13
Weighted average number of ordinary shares outstanding:
Basic (in shares)	53,859,537	54,118,764	54,129,439
Diluted (in shares)	54,333,461	54,790,663	54,849,046
Direct Costs
Costs and expenses:
Direct costs	$ 1,974,135,000	$ 1,818,220,000	$ 1,027,310,000